Shareholder's Equity - Schedule of Reconciliation of the Beginning and Ending Balance for the Liabilities Measured Using Fair Significant Unobservable Inputs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Reconciliation of the Beginning and Ending Balance for the Liabilities Measured Using Fair Significant Unobservable Inputs [Abstract]
Balance	$ 11,211
Change in fair value	(11,818)
Foreign currency translation adjustment	607
Balance